Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	KBRIDGE ENERGY CORP.
Document Type	20-F
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Entity Central Index Key	0001212787
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	14,522,727
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY